Vericimetry U.S. Small Cap Value Fund
FUND SUMMARY INFORMATION Vericimetry U.S. Small Cap Value Fund
Investment Objective
The Fund seeks to achieve long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees	Vericimetry U.S. Small Cap Value Fund Vericimetry U.S. Small Cap Value Fund Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Vericimetry U.S. Small Cap Value Fund Vericimetry U.S. Small Cap Value Fund Shares
Management Fees		0.50%
Distribution and/ or Service (12b-1) Fees		none
Other Expenses	[1]	0.50%
Total Annual Fund Operating Expenses		1.00%
Fee Waiver and/or Expense Reimbursement	[2]	(0.40%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.60%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	The Fund's investment adviser, Vericimetry Advisors LLC ("Vericimetry" or the "Adviser"), has contractually agreed to waive its management fee and/or pay certain operating expenses and the organizational costs of the Fund to the extent necessary to prevent the operating expenses of the Fund (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, and other extraordinary costs, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of the Fund's average net assets per year until January 28, 2013. This fee waiver and expense reimbursement agreement will not be terminated prior to that time (i.e., the initial waiver term of January 28, 2013) without approval of the Fund's Board of Trustees. At any time that the expenses of the Fund are less than the rate listed above on an annualized basis, the Adviser retains the right to reimbursement of any fees previously waived and/or operating expenses and organizational costs previously assumed, to the extent that such reimbursement will not cause the Fund's annualized expenses to exceed 0.60% of its average net assets on an annualized basis. The Fund will not make any reimbursements to the Adviser after three years from the date an expense was paid by the Adviser. The Fund does not expect in its first year of operations that there will be extraordinary costs, such as litigation, interest and other expenses not incurred in the ordinary course of the Fund's business. Any such expenses not incurred by the Fund in the ordinary course of its business that are excluded from the Adviser's reimbursement obligation could result in the Fund's annualized expenses exceeding 0.60% of its average net assets.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
Vericimetry U.S. Small Cap Value Fund Vericimetry U.S. Small Cap Value Fund Shares	61	279

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  No portfolio turnover rate is disclosed as the Fund did not commence operations until the date of this Prospectus.

Principal Investment Strategies of the Fund

The Fund invests in a wide and diverse universe of U.S. small cap value stocks.  The Adviser utilizes a structured quantitative investment approach based on a set of well defined, fundamental characteristics to identify value stocks for the Fund.  A value stock has a low price relative to various characteristics considered in assessing a company’s worth, including book value, sales, earnings and operating cash flows.  The Adviser identifies value stocks by considering multiple factors (e.g., book value to market value, price to earnings, price to sales, or price to operating cash flows).

Under normal market circumstances, the Fund invests at least 80% of its net assets in common stocks of U.S. companies that were small cap companies at the time the securities were purchased.   Generally, U.S. companies are companies organized in the U.S. and that trade in U.S. securities markets.

For investment purposes, the Adviser defines small cap companies as companies with market capitalizations generally in the lowest 10% of total market capitalization, or companies whose market capitalizations are smaller than the 1,200th largest publicly-traded U.S. company, whichever results in the higher market capitalization break point.  Total market capitalization is defined as the total market capitalization of all U.S. companies traded on a principal U.S. exchange or over-the counter market.  As of September 30, 2011, using the guidelines and definitions above, the market capitalization of a small cap company was equal to or below $1.47 billion.

The Adviser utilizes a market capitalization weighted approach to determine the target weights of the U.S. small cap value stocks for purchase.  Market capitalization is defined as the number of a company’s shares that are outstanding, multiplied by each share’s market price.  In certain circumstances the Adviser may utilize a float-adjusted market capitalization.  Typically, greater weighting in the Fund is given to small companies with higher relative market capitalization.

The Adviser places a priority on efficiently managing portfolio turnover and keeping trading costs low.  The Adviser engages in a buy and hold investment strategy that involves seeking to buy securities and holding them for a relatively longer period of time, regardless of short-term factors, such as fluctuations in the market or volatility of the stock price.  This buy and hold strategy, which focuses on size and value premiums, tends to create a naturally low portfolio turnover and lower trading costs.  In addition, the Adviser employs a selective trading approach to minimize trading costs; it trades securities with liquidity in mind to implement the investment strategy in an efficient, low cost manner.

The Adviser uses techniques that seek to reduce taxable distributions by the Fund.

A portion of the Fund’s assets may be held in cash or cash-equivalent investments  consisting of  U.S. Government securities, money market funds, short-term instruments, commercial paper and other high quality money market instruments in response to either pending investment of cash balances, for liquidity purposes in anticipation of possible redemptions or  for temporary defensive purposes in an attempt to respond to adverse market, economic, political or other conditions. These securities typically offer less potential for gains than other types of securities, thus while the Fund is investing for temporary defensive purposes, it may not meet its investment objective.

Principal Risks of Investing in the Fund

The value of an investment in the Fund will fluctuate daily, which means a shareholder could lose money. The Fund’s principal investment strategies involve risks, including those summarized below.

Common Stock Risk:  Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, country or sector of the market. Common stock is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.

Market Risk:  The value of the Fund’s investments may decline due to market fluctuations caused by equity market dynamics, geo-political issues, adverse economic conditions or other broad market or security-specific risks.

Small & Microcap Company Risk:  Small company securities tend to be less liquid and more difficult to sell than those issued by larger companies.  Small company stocks can be more volatile and may underperform the market or become out of favor with investors. Microcap company securities may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets, fewer product lines, and limited managerial and financial resources, resulting in volatile stock prices and a limited ability to sell them at a desirable time or price.

Value Investment Risk:  Value securities may underperform the market or become out of favor with investors, and the Fund could lose money if the Adviser’s assessment of a company’s value is incorrect.

Management Risk:  The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results. As a newly formed entity, the Adviser has no prior experience managing a registered investment company.

Fund Performance
The Fund has not completed a full calendar year of operations and therefore has no performance information.